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Brown Advisory Flexible Equity Fund
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BROWN ADVISORY FUNDS

Brown Advisory Flexible Equity Fund

(the “Fund”)

Supplement dated April 28, 2014

to the Statutory Prospectus and Summary Prospectus dated October 31, 2013

At a recent meeting of the Board of Trustees (“Board”) of Brown Advisory Funds (the “Trust”), the Board approved certain changes relating to the Fund.  In particular, the Board approved changes to the principal investment strategies of the Brown Advisory Flexible Equity Fund to clarify the investment strategies used by Brown Advisory, LLC in managing the Fund’s assets.

1.	Changes to the Brown Advisory Flexible Equity Fund (Effective Immediately)

The following replaces in its entirety the section entitled “Principal Investment Strategies” in order to clarify the investment strategies used by Brown Advisory, LLC in managing the Fund’s assets:

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Under normal conditions, Brown Advisory, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”), respectively, or (2) unrated debt securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Investors should retain this supplement for future reference.